Concentrations	6 Months Ended
Jun. 30, 2025
Concentrations [Abstract]
CONCENTRATIONS

NOTE 16 – CONCENTRATIONS

Major Customers

Details of customers which accounted for 10% or more of the Company’s total revenues are as follows.

	Six Months Ended June 30,
	2025		2024
	(Unaudited)		(Unaudited)
Customer A	$39,866	5%	$397,838	22%
Customer B	-	-%	424,606	23%
Total	$39,866	5%	$822,444	45%

Details of customers which accounted for 10% or more of the Company’s accounts receivable are as follows.

	June 30, 2025		December 31, 2024
	(Unaudited)
Customer A	$1,506,630	55%	$1,983,368	53%
Customer B	964,320	35%	1,425,890	38%
Total	$2,470,950	90%	$3,409,258	91%

Major Suppliers

Details of suppliers which accounted for 10% or more of the Company’s purchases are as follows.

	Six Months Ended June 30,
	2025		2024
	(Unaudited)		(Unaudited)
Supplier A	$72,358	14%	$191,133	29%
Supplier B	59,123	11%	17,149	3%
Supplier C	43,739	8%	79,751	12%
Supplier D	-	-%	75,810	11%
Total	$175,220	33%	$346,694	55%

Details of suppliers which accounted for 10% or more of the Company’s accounts payable are as follows.

	June 30, 2025		December 31, 2024
	(unaudited)
Supplier B	$22,898	11%	$8,149	3%
Total	$22,898	11%	$8,149	3%